Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Assets and Lease Liabilities (Details) [Line Items]
Cost of revenue	$ 564,842	$ 102,607
Weighted-average remaining lease term	3 years 3 months 3 days	4 years 5 months 4 days
Maximum [Member]
Right-of-Use Assets and Lease Liabilities (Details) [Line Items]
Weighted-average incremental borrowing rate	2.35%
Minimum [Member]
Right-of-Use Assets and Lease Liabilities (Details) [Line Items]
Weighted-average incremental borrowing rate		2.10%